MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2023	2024
Level 2 securities:
U.S government and agency bonds	$2,583	$-
Other foreign government bonds	1,946	-
Corporate bonds*	15,942	4,425
Total	$20,471	$4,425

Schedule of Changes in Fair Value of Marketable Securities
	December 31,
	2023	2024
Balance at beginning of the year	$8,678	$20,471
Additions	23,164	-
Sale or maturity	(11,807)	(15,871)
Changes in fair value during the year	436	(175)
Balance at end of the year	$20,471	$4,425